Financial and capital management - Market Risk Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Aug. 01, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Sep. 23, 2025 CAD ($)	Sep. 23, 2025 USD ($)	Aug. 14, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives		$ (9)	$ (269)
Loss on change in fair value of derivatives		$ 9	269
Unsecured Term Loan
Disclosure of detailed information about hedged items [line items]
Maximum borrowing capacity					$ 692	$ 500
Series M-65 Medium Term Note Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount							$ 500
Series M-66 Medium Term Note Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount							600
Series M-67 Medium Term Note Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount							$ 500
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable		10.00%		10.00%
Currency risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		$ (22)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income		(146)
Currency risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		15
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income		126
Currency risk | Series US-9 Notes
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities		4
Financial assets, at fair value			5
Currency risk | Series US-10 Notes
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities		$ 17	44
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable		1.00%		1.00%
Interest rate risk | Top of range
Disclosure of detailed information about hedged items [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income		$ (3)
Reasonably possible change in risk variable impact on net earnings		32
Interest rate risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income		4
Reasonably possible change in risk variable impact on net earnings		(26)
Interest rate risk | Series A and Series B Notes Maturing in 2055
Disclosure of detailed information about hedged items [line items]
Notional amount		3
Interest rate risk | Series M-55 Medium-term notes
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives		(3)
Loss on change in fair value of derivatives		3
Interest rate risk | Series M-55 Medium-term notes | Maturing in 2025
Disclosure of detailed information about hedged items [line items]
Notional amount		300
Equity price risk
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives		$ (9)	(269)
Percentage of possible change in risk variable		5.00%		5.00%
Reasonably possible change in risk variable impact on net earnings		$ (16)
Loss on change in fair value of derivatives		9	269
Forward contract | Equity price risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities		187	429
Amortizing Cross Currency Interest Rate Swaps | Currency risk | Maturing in 2029
Disclosure of detailed information about hedged items [line items]
Notional amount		678		$ 487
Hedging instrument, liabilities		11
Interest rate swap contract | Series M-53 Medium Term Notes Debentures | Maturing in 2027
Disclosure of detailed information about hedged items [line items]
Notional amount			625
Interest rate swap contract | Series M-52 Medium Term Notes Debentures | Maturing in 2030
Disclosure of detailed information about hedged items [line items]
Notional amount			250
Interest rate swap contract | Series M-57 Medium Term Notes Debentures | Maturing in 2025 and 2032
Disclosure of detailed information about hedged items [line items]
Notional amount, swaps terminated			200
Interest rate swap contract | Currency risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets		4
Interest rate swap contract | Currency risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities		110
Interest rate swap contract | Currency risk | Maturing in 2025 and 2026
Disclosure of detailed information about hedged items [line items]
Notional amount, financial instrument terminated		814		600
Interest rate swap contract | Currency risk | Series US-2 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount, financial instrument terminated		235		174
Interest rate swap contract | Currency risk | Series US-4 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount, financial instrument terminated		100		79
Interest rate swap contract | Currency risk | Series US-5 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount, financial instrument terminated		230		183
Interest rate swap contract | Currency risk | Series US-6 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount, financial instrument terminated		241		191
Interest rate swap contract | Currency risk | Series US-7 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount, financial instrument terminated		276		217
Interest rate swap contract | Currency risk | Series A Notes
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities		69
Initial net hedging liabilities		55
Interest rate swap contract | Currency risk | Series A Notes | Maturing in 2030
Disclosure of detailed information about hedged items [line items]
Notional amount		1,468		1,000
Interest rate swap contract | Currency risk | Series B Notes Maturing in 2055
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities		59
Initial net hedging liabilities		55
Interest rate swap contract | Currency risk | Series B Notes Maturing in 2055 | Maturing In 2035
Disclosure of detailed information about hedged items [line items]
Notional amount		1,288		878
Interest rate swap contract | Currency risk | Series US-9 Notes | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount			942					$ 700
Interest rate swap contract | Currency risk | Series US-10 Notes | Maturing in 2054
Disclosure of detailed information about hedged items [line items]
Notional amount			1,009					750
Interest rate swap contract | Interest rate risk | Maturing in 2028
Disclosure of detailed information about hedged items [line items]
Notional amount		200
Hedging instrument, liabilities		9
Interest rate swap contract | Interest rate risk | Series A Notes | Maturing in 2030
Disclosure of detailed information about hedged items [line items]
Notional amount		531		372
Hedging instrument, assets terminated		9
Interest rate swap contract | Interest rate risk | Series B Notes Maturing in 2055
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets		4
Interest rate swap contract | Interest rate risk | Series B Notes Maturing in 2055 | Maturing In 2035
Disclosure of detailed information about hedged items [line items]
Notional amount		531		372
Interest rate swap contract | Interest rate risk | Series M-45 Medium-term notes | Maturing in 2047
Disclosure of detailed information about hedged items [line items]
Notional amount		200
Interest rate swap contract | Interest rate risk | Series M-65 Medium Term Note Debentures | Maturing in 2033
Disclosure of detailed information about hedged items [line items]
Notional amount		300
Hedging instrument, liabilities		1
Interest rate swap contract | Interest rate risk | Series M-66 Medium Term Note Debentures | Maturing in 2036
Disclosure of detailed information about hedged items [line items]
Notional amount		300
Hedging instrument, liabilities		3
Interest rate swap contract | Interest rate risk | Series M-62 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount, swaps terminated		105
Interest rate swap contract | Interest rate risk | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets			6
Interest rate swap contract | Interest rate risk | Series M-52 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets			6
Interest rate swap contract | Interest rate risk | Series M-57 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets terminated			6
Foreign Exchange Swaps | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		521		372
Hedging instrument, liabilities		13
Initial net hedging liabilities		14
Foreign Exchange Swaps | Currency risk | Maturing in 2025
Disclosure of detailed information about hedged items [line items]
Notional amount		524		372
Hedging instrument, liabilities		2
Hedging instrument, assets		13
Foreign Exchange Swaps | Currency risk | Series A Notes
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities		12
Initial net hedging liabilities		12
Initial net hedging assets		9
Foreign Exchange Swaps | Currency risk | Series A Notes | Maturing in 2025
Disclosure of detailed information about hedged items [line items]
Notional amount		1,398		1,000
Foreign Exchange Swaps | Currency risk | Series B Notes Maturing in 2055
Disclosure of detailed information about hedged items [line items]
Initial net hedging liabilities		14
Foreign Exchange Swaps | Currency risk | Series B Notes Maturing in 2055 | Maturing in 2025
Disclosure of detailed information about hedged items [line items]
Notional amount		1,769		1,250
Foreign Exchange Swaps | Currency risk | Series B Notes
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities		24
Notional amount, financial instrument terminated		643		456
Foreign Exchange Swaps | Currency risk | Series B Notes | Maturing in 2025
Disclosure of detailed information about hedged items [line items]
Notional amount		1,167		828
Currency Basis Rate Swap Contract | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount			644
Interest Rate Swaptions | Maturing in 2024
Disclosure of detailed information about hedged items [line items]
Notional amount			289					214
Interest Rate Swaptions | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount			625
Hedging instrument, liabilities			6
Interest Rate Swaptions | Series M-53 Medium Term Notes Debentures | Maturing in 2027
Disclosure of detailed information about hedged items [line items]
Notional amount			750
Interest Rate Swaptions | Series M-17 Medium Term Notes Debentures | Maturing In 2035
Disclosure of detailed information about hedged items [line items]
Notional amount			300
Interest Rate Swaptions | Interest rate risk | Maturing in 2030 and 2035
Disclosure of detailed information about hedged items [line items]
Notional amount		690
Interest Rate Floor | Interest rate risk | Series M-62 Medium Term Notes Debentures | Maturing in 2029
Disclosure of detailed information about hedged items [line items]
Notional amount, financial instrument terminated		350
Forward Starting Interest Rate Swap
Disclosure of detailed information about hedged items [line items]
Notional amount			1,080					800
Notional amount, swaps terminated			338					250
Notional amount, swaps unterminated			742					550
Forward Starting Interest Rate Swap | Maturing in 2030
Disclosure of detailed information about hedged items [line items]
Notional amount								400
Notional amount, swaps unterminated			275
Forward Starting Interest Rate Swap | Maturing In 2035
Disclosure of detailed information about hedged items [line items]
Notional amount								$ 400
Notional amount, swaps unterminated			275
Forward Starting Interest Rate Swap | Series US-10 Notes | Maturing in 2054
Disclosure of detailed information about hedged items [line items]
Notional amount			336
Forward Starting Interest Rate Swap | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities		3
Hedging instrument, assets		50	38
Notional amount, swaps terminated		500		350
Hedging instrument, assets terminated			7
Forward Starting Interest Rate Swap | Interest rate risk | Maturing In 2055
Disclosure of detailed information about hedged items [line items]
Notional amount		423
Forward Starting Interest Rate Swap | Interest rate risk | Series US-10 Notes
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets			20
Forward Starting Interest Rate Swap | Interest rate risk | Series M-67 Medium Term Note Debentures
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets		25
Interest Rate Options | Series M-62 Medium Term Notes Debentures | Maturing in 2029
Disclosure of detailed information about hedged items [line items]
Notional amount			440
Interest Rate Options | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets terminated			$ 1
Ziply Fiber
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives	$ 7
Loss on change in fair value of derivatives	$ (7)
Ziply Fiber | Currency risk
Disclosure of detailed information about hedged items [line items]
Cash deposits, hedging instrument		4,908		3,545
Ziply Fiber | Currency risk | Unsecured Term Loan
Disclosure of detailed information about hedged items [line items]
Maximum borrowing capacity		697		500
Ziply Fiber | Deal Contingent Foreign Exchange Forward Contracts | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		1,241		905
Ziply Fiber | Forward contract | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 1,402		$ 1,019